Profit / (loss) on deconsolidation due to insolvency	12 Months Ended
Dec. 31, 2025
Profit Loss On Deconsolidation Due To Insolvency
Profit / (loss) on deconsolidation due to insolvency
12.	Profit / (loss) on deconsolidation due to insolvency

During the year ended 31 December 2025, the Group lost control of its subsidiary, Hanoi Asset Management, following the commencement of formal insolvency proceedings. As a result, the entity was deconsolidated from the Group’s consolidated financial statements.

Control was deemed to have been lost on the date the court-appointed insolvency administrator assumed authority over the financial and operational decisions of Hanoi Asset Management (4 December 2025). From that date, the Group no longer had power over the relevant activities of the entity or rights to its variable returns.

Hanoi Asset Management is a Spanish-incorporated entity whose functional currency is the Euro. Accordingly, no foreign currency translation differences arose during the period of consolidation and no amounts were reclassified from equity to profit or loss on deconsolidation.

The Group derecognised:

●	all assets and liabilities of Hanoi Asset Management;

●	any cumulative translation differences relating to the subsidiary; and

●	the net investment in the entity.

As a consequence of the insolvency, the Group will receive no proceeds in respect of its investment in Hanoi Asset Management, nor will it be liable for any remaining obligations of the entity. Therefore, on deconsolidation, the carrying value of the respective assets and liabilities of Hanoi Asset Management were removed from the Group’s books at cost. At the date of deconsolidation, the net liabilities of Hanoi Asset Management exceeded its assets by approximately €1.23 million. As a result, a profit on deconsolidation of €1.23 million was recognised in the consolidated statement of profit or loss under “Profit / (loss) on deconsolidation of subsidiary”.

No consideration was received, and no retained interest in the subsidiary was held by the Group.

€’000
Total assets	-
Total liabilities	1,225
Profit on deconsolidation	1,225